                     SUPPLEMENT DATED FEBRUARY 28, 2017 TO

                       PROSPECTUS DATED MAY 1, 2016 FOR

             FLEXIBLE PREMIUM VARIABLE DEFERRED ANNUITY CONTRACTS

                                   ISSUED BY

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                                  THROUGH ITS

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

This supplement updates certain information contained in your prospectus. Please read it carefully and keep it with your prospectus for future reference.

This supplement provides updates of information on the following topics:
(i) the dissolution, liquidation and termination of the State Street Core Value Equity V.I.S. Fund of the State Street Variable Insurance Series Funds, Inc. and (ii) notice that the Asset Allocation Models available under your contract will be updated effective April 21, 2017.

I. Dissolution, Liquidation and Termination of the State Street Core Value Equity V.I.S. Fund of the State Street Variable Insurance Series Funds, Inc.

The Board of Directors (the "Board") of State Street Variable Insurance Series Funds, Inc. approved the dissolution, liquidation and termination of the State Street Core Value Equity V.I.S. Fund (the "Portfolio"). It is anticipated that the Portfolio will be liquidated on or about April 28, 2017. The Portfolio is available as an investment option under your variable annuity contract.

In accordance with the Board's decision to terminate operations, the Portfolio will be liquidated effective at the close of trading on the New York Stock Exchange (the "NYSE") on or about April 28, 2017 (the "Liquidation Date"). Assets held by the Separate Account that are invested in the Portfolio will be transferred at the close of trading on the NYSE on the Liquidation Date to the Goldman Sachs Variable Insurance Trust - Goldman Sachs Government Money Market Fund.

You may make transfers from the Portfolio to one or more of the Subaccounts investing in the Portfolios listed below. Transfers made from the Portfolio during the period from the date of this supplement to the Liquidation Date will not be considered a transfer for the purpose of calculating the number of transfers that may be made each calendar year without invoking our right to assess a transfer charge or for purposes of calculating the number of transfers that can be made each calendar year by U.S. Mail, voice response, telephone or facsimile.

17528 SUPPD 2/28/17

Subaccounts


                         Subaccount Investing In                     Investment Objective
                         ---------------------------------------------------------------------------
AB VARIABLE PRODUCTS     AB Balanced Wealth Strategy        Seeks to achieve the highest total
SERIES FUND, INC.        Portfolio -- Class B               return consistent with the Adviser's
                                                            determination of reasonable risk.
                         ---------------------------------------------------------------------------
                         AB Global Thematic Growth          Long-term growth of capital.
                         Portfolio -- Class B
                         ---------------------------------------------------------------------------
                         AB Growth and Income               Long-term growth of capital.
                         Portfolio -- Class B
                         ---------------------------------------------------------------------------
                         AB International Value             Long-term growth of capital.
                         Portfolio -- Class B
                         ---------------------------------------------------------------------------
                         AB Large Cap Growth                Long-term growth of capital.
                         Portfolio -- Class B
                         ---------------------------------------------------------------------------
                         AB Small Cap Growth                Long-term growth of capital.
                         Portfolio -- Class B
                         ---------------------------------------------------------------------------
AIM VARIABLE INSURANCE   Invesco V.I. American Franchise    To seek capital growth.
FUNDS (INVESCO VARIABLE  Fund -- Series I shares
INSURANCE FUNDS)
                         ---------------------------------------------------------------------------
                         Invesco V.I. Comstock Fund --      Seeks capital growth and income
                         Class II shares                    through investments in equity
                                                            securities, including common stocks,
                                                            preferred stocks and securities
                                                            convertible into common and preferred
                                                            stocks.
                         ---------------------------------------------------------------------------
                         Invesco V.I. Core Equity Fund --   Long-term growth of capital.
                          Series I shares
                         ---------------------------------------------------------------------------
                         Invesco V.I. Equity and Income     Seeks both capital appreciation and
                         Fund -- Class II shares            current income.
                         ---------------------------------------------------------------------------
                         Invesco V.I. International Growth  Long-term growth of capital.
                         Fund -- Series II shares
                         ---------------------------------------------------------------------------
                         Invesco V.I. Value Opportunities   Long-term growth of capital.
                         Fund -- Series II shares
                         ---------------------------------------------------------------------------
AMERICAN CENTURY         VP Inflation Protection Fund --    Pursues long-term total return using a
VARIABLE PORTFOLIOS II,  Class II                           strategy that seeks to protect against
INC.                                                        U.S. inflation.
                         ---------------------------------------------------------------------------
BLACKROCK VARIABLE       BlackRock Basic Value V.I.         Seeks capital appreciation, and
SERIES FUNDS, INC.       Fund -- Class III Shares           secondarily, income.
                         ---------------------------------------------------------------------------
                         BlackRock Global Allocation V.I.   Seeks high total investment return.
                         Fund -- Class III Shares
                         ---------------------------------------------------------------------------
                         BlackRock Large Cap Growth V.I.    Seeks long-term capital growth.
                         Fund -- Class III Shares
                         ---------------------------------------------------------------------------
                         BlackRock Value Opportunities      Seeks long-term growth of capital.
                         V.I. Fund -- Class III Shares
                         ---------------------------------------------------------------------------
COLUMBIA FUNDS VARIABLE  Columbia Variable Portfolio  --    The fund seeks to provide shareholders
SERIES TRUST II          Select International Equity        with capital appreciation.
                         Fund  -- Class 2
                         ---------------------------------------------------------------------------
                         Variable Portfolio  --  Loomis     The fund seeks long-term growth of
                         Sayles Growth Fund  --  Class 1    capital.

                         ---------------------------------------------------------------------------

                                           Adviser (and Sub-Adviser(s),
         Investment Objective                     as applicable)
----------------------------------------------------------------------------
Seeks to achieve the highest total      AllianceBernstein, L.P.
return consistent with the Adviser's
determination of reasonable risk.
----------------------------------------------------------------------------
Long-term growth of capital.            AllianceBernstein, L.P.

----------------------------------------------------------------------------
Long-term growth of capital.            AllianceBernstein, L.P.

----------------------------------------------------------------------------
Long-term growth of capital.            AllianceBernstein, L.P.

----------------------------------------------------------------------------
Long-term growth of capital.            AllianceBernstein, L.P.

----------------------------------------------------------------------------
Long-term growth of capital.            AllianceBernstein, L.P.

----------------------------------------------------------------------------
To seek capital growth.                 Invesco Advisers, Inc.


----------------------------------------------------------------------------
Seeks capital growth and income         Invesco Advisers, Inc.
through investments in equity
securities, including common stocks,
preferred stocks and securities
convertible into common and preferred
stocks.
----------------------------------------------------------------------------
Long-term growth of capital.            Invesco Advisers, Inc.

----------------------------------------------------------------------------
Seeks both capital appreciation and     Invesco Advisers, Inc.
current income.
----------------------------------------------------------------------------
Long-term growth of capital.            Invesco Advisers, Inc.

----------------------------------------------------------------------------
Long-term growth of capital.            Invesco Advisers, Inc.

----------------------------------------------------------------------------
Pursues long-term total return using a  American Century Investment strategy that seeks to protect against  Management, Inc.
U.S. inflation.
----------------------------------------------------------------------------
Seeks capital appreciation, and         BlackRock Advisors, LLC
secondarily, income.
----------------------------------------------------------------------------
Seeks high total investment return.     BlackRock Advisors, LLC

----------------------------------------------------------------------------
Seeks long-term capital growth.         BlackRock Advisors, LLC

----------------------------------------------------------------------------
Seeks long-term growth of capital.      BlackRock Advisors, LLC

----------------------------------------------------------------------------
The fund seeks to provide shareholders  Columbia Management Investment
with capital appreciation.              Advisers, LLC (subadvised by
      Threadneedle International Limited)
----------------------------------------------------------------------------
The fund seeks long-term growth of      Columbia Management Investment
capital.                                Advisers, LLC (subadvised by
                                        Loomis, Sayles & Company, L.P.)
----------------------------------------------------------------------------


                       Subaccount Investing In                      Investment Objective
                       ------------------------------------------------------------------------------
EATON VANCE VARIABLE   VT Floating-Rate Income Fund       To provide a high level of current
TRUST                                                     income.
                       ------------------------------------------------------------------------------
FEDERATED INSURANCE    Federated High Income Bond         Seeks high current income.
SERIES                 Fund II -- Service Shares
                       ------------------------------------------------------------------------------
                       Federated Kaufmann Fund II --      Seeks capital appreciation.
                       Service Shares


                       ------------------------------------------------------------------------------
FIDELITY(R) VARIABLE   VIP Balanced Portfolio --          Seeks income and capital growth
INSURANCE PRODUCTS     Service Class 2                    consistent with reasonable risk.
FUND










                       ------------------------------------------------------------------------------
                       VIP Contrafund(R) Portfolio --     Seeks long-term capital appreciation.
                       Service Class 2

                       ------------------------------------------------------------------------------
                       VIP Dynamic Capital Appreciation   Seeks capital appreciation.
                       Portfolio -- Service Class 2

                       ------------------------------------------------------------------------------
                       VIP Equity-Income Portfolio --     Seeks reasonable income. The fund
                       Service Class 2                    will also consider the potential for
                                                          capital appreciation. The fund's goal is
                                                          to achieve a yield which exceeds the
                                                          composite yield on the securities
                                                          comprising the S&P 500(R) Index.
                       ------------------------------------------------------------------------------
                       VIP Growth Portfolio --            Seeks to achieve capital appreciation.
                       Service Class 2

                       ------------------------------------------------------------------------------
                       VIP Growth & Income                Seeks high total return through a
                       Portfolio -- Service Class 2       combination of current income and
                                                          capital appreciation.
                       ------------------------------------------------------------------------------
                       VIP Growth Opportunities           The fund seeks to provide capital
                       Portfolio -- Service Class 2       growth.




                       ------------------------------------------------------------------------------
                       VIP Investment Grade Bond          Seeks as high a level of current income
                       Portfolio -- Service Class 2       as is consistent with the preservation of
                                                          capital.
                       ------------------------------------------------------------------------------
                       VIP Mid Cap Portfolio --           Seeks long-term growth of capital.
                       Service Class 2

                       ------------------------------------------------------------------------------
                       VIP Value Strategies Portfolio --  Seeks capital appreciation.
                       Service Class 2

                       ------------------------------------------------------------------------------

                                              Adviser (and Sub-Adviser(s),
          Investment Objective                       as applicable)
-------------------------------------------------------------------------------
To provide a high level of current         Eaton Vance Management
income.
-------------------------------------------------------------------------------
Seeks high current income.                 Federated Investment Management
 Company
-------------------------------------------------------------------------------
Seeks capital appreciation.                Federated Equity Management
         Company of Pennsylvania
                                           (subadvised by Federated Global
                                           Investment Management Corp.)
-------------------------------------------------------------------------------
Seeks income and capital growth            Fidelity Management & Research
consistent with reasonable risk.           Company (FMR) (subadvised by
                     Fidelity Investments Money
                                           Management, Inc. (FIMM), FMR
                                           Co., Inc. (FMRC), Fidelity Research
                                           & Analysis Company (FRAC),
                                           Fidelity Management & Research
                                           (U.K.) Inc. (FMR U.K.), Fidelity
                                           International Investment Advisors
                                           (FIIA), Fidelity International
                                           Investment Advisors (U.K.) Limited
                                           (FIIA(U.K.)L), and Fidelity
                                           Investments Japan Limited (FIJ))
-------------------------------------------------------------------------------
Seeks long-term capital appreciation.      FMR (subadvised by FMRC, FRAC,
         FMR U.K., FIIA, FIIA(U.K.)L, and
                                           FIJ)
-------------------------------------------------------------------------------
Seeks capital appreciation.                FMR (subadvised by FMRC, FRAC,
         FMR U.K., FIIA, FIIA(U.K.)L, and
                                           FIJ)
-------------------------------------------------------------------------------
Seeks reasonable income. The fund          FMR (subadvised by FMRC, FRAC,
will also consider the potential for       FMR U.K., FIIA, FIIA(U.K.)L, and
capital appreciation. The fund's goal is   FIJ)
to achieve a yield which exceeds the
composite yield on the securities
comprising the S&P 500(R) Index.
-------------------------------------------------------------------------------
Seeks to achieve capital appreciation.     FMR (subadvised by FMRC, FRAC,
         FMR U.K., FIIA, FIIA(U.K.)L, and
                                           FIJ)
-------------------------------------------------------------------------------
Seeks high total return through a          FMR (subadvised by FMRC, FRAC,
combination of current income and          FMR U.K., FIIA, FIIA(U.K.)L, and
capital appreciation.                      FIJ)
-------------------------------------------------------------------------------
The fund seeks to provide capital          FMR (subadvised by FMRC, FMR
growth.                                    U.K., Fidelity Management &
                                           Research (Hong Kong) Limited
                                           (FMR H.K.), and Fidelity
                                           Management & Research (Japan)
                                           Inc. (FMR Japan))
-------------------------------------------------------------------------------
Seeks as high a level of current income    FMR (subadvised by FIMM, FRAC,
as is consistent with the preservation of  FIIA and FIIA(U.K.)L)
capital.
-------------------------------------------------------------------------------
Seeks long-term growth of capital.         FMR (subadvised by FMRC, FRAC,
         FMR U.K., FIIA, FIIA(U.K.)L, and
                                           FIJ)
-------------------------------------------------------------------------------
Seeks capital appreciation.                FMR (subadvised by FMRC, FRAC,
         FMR U.K., FIIA, FIIA(U.K.)L, and
                                           FIJ)
-------------------------------------------------------------------------------


                       Subaccount Investing In                      Investment Objective
                       ------------------------------------------------------------------------------
FRANKLIN TEMPLETON     Franklin Founding Funds            Seeks capital appreciation, with
VARIABLE INSURANCE     Allocation VIP Fund --             income as a secondary goal. Under
PRODUCTS TRUST         Class 2 Shares                     normal market conditions, the fund
                                                          invests equal portions in Class 1 shares
                                                          of Franklin Income VIP Fund;
                                                          Franklin Mutual Shares VIP Fund; and
                                                          Templeton Growth VIP Fund.
                       ------------------------------------------------------------------------------
                       Franklin Income VIP Fund --        Seeks to maximize income while
                       Class 2 Shares                     maintaining prospects for capital
                                                          appreciation. The fund normally
                                                          invests in both equity and debt
                                                          securities.
                       ------------------------------------------------------------------------------
                       Franklin Mutual Shares VIP         Seeks capital appreciation, with
                       Fund -- Class 2 Shares             income as a secondary goal. The fund
                                                          normally invests primarily in U.S. and
                                                          foreign equity securities that the
                                                          manager believes are undervalued.
                       ------------------------------------------------------------------------------
                       Templeton Growth VIP Fund --       Seeks long-term capital growth. Under
                       Class 2 Shares                     normal market conditions the fund
                                                          invests predominantly in equity
                                                          securities of companies located
                                                          anywhere in the world, including
                                                          developing markets.
                       ------------------------------------------------------------------------------
GOLDMAN SACHS          Goldman Sachs Government           Maximize current income to the extent
VARIABLE INSURANCE     Money Market Fund  --              consistent with the preservation of
TRUST                  Service Shares/1/                  capital and the maintenance of
                                                          liquidity by investing exclusively in
                                                          high quality money market
                                                          instruments.
                       ------------------------------------------------------------------------------
JANUS ASPEN SERIES     Balanced Portfolio --              Seeks long-term capital growth,
                        Service Shares                    consistent with preservation of capital
                                                          and balanced by current income.
                       ------------------------------------------------------------------------------
                       Forty Portfolio -- Service Shares  A non-diversified portfolio/2/ that seeks long-term growth of capital.
                       ------------------------------------------------------------------------------
LEGG MASON PARTNERS    ClearBridge Variable Aggressive    Seeks capital appreciation.
VARIABLE EQUITY TRUST  Growth Portfolio -- Class II




                       ------------------------------------------------------------------------------
                       ClearBridge Variable Large Cap     Seeks long-term growth of capital.
                       Value Portfolio -- Class I         Current income is a secondary
                                                          objective.



                       ------------------------------------------------------------------------------

                                               Adviser (and Sub-Adviser(s),
          Investment Objective                       as applicable)
--------------------------------------------------------------------------------
Seeks capital appreciation, with           Franklin Templeton Services, LLC
income as a secondary goal. Under          (the fund's administrator)
normal market conditions, the fund
invests equal portions in Class 1 shares
of Franklin Income VIP Fund;
Franklin Mutual Shares VIP Fund; and
Templeton Growth VIP Fund.
--------------------------------------------------------------------------------
Seeks to maximize income while             Franklin Advisers, Inc. (subadvised
maintaining prospects for capital          by Templeton Investment Counsel,
appreciation. The fund normally            LLC)
invests in both equity and debt
securities.
--------------------------------------------------------------------------------
Seeks capital appreciation, with           Franklin Mutual Advisers, LLC
income as a secondary goal. The fund
normally invests primarily in U.S. and
foreign equity securities that the
manager believes are undervalued.
--------------------------------------------------------------------------------
Seeks long-term capital growth. Under      Templeton Global Advisors Limited
normal market conditions the fund
invests predominantly in equity
securities of companies located
anywhere in the world, including
developing markets.
--------------------------------------------------------------------------------
Maximize current income to the extent      Goldman Sachs Asset Management,
consistent with the preservation of        L.P.
capital and the maintenance of
liquidity by investing exclusively in
high quality money market
instruments.
--------------------------------------------------------------------------------
Seeks long-term capital growth,            Janus Capital Management LLC
consistent with preservation of capital
and balanced by current income.
--------------------------------------------------------------------------------
A non-diversified portfolio/2/ that seeks  Janus Capital Management LLC long-term growth of capital.
--------------------------------------------------------------------------------
Seeks capital appreciation.                Legg Mason Partners Fund Advisor,
 LLC (subadvised by ClearBridge
                                           Investments, LLC; Western Asset
                                           Management Company manages the
                                           portion of the fund's cash and short
                                           term investments allocated to it)
--------------------------------------------------------------------------------
Seeks long-term growth of capital.         Legg Mason Partners Fund Advisor,
Current income is a secondary              LLC (subadvised by ClearBridge
objective.                                 Investments, LLC; Western Asset
                                           Management Company manages the
                                           portion of the fund's cash and short
                                           term investments allocated to it)
--------------------------------------------------------------------------------


                    /1/ There can be no assurance that the Goldman Sachs
                        Government Money Market Fund will be able to maintain a stable net asset value per share. During extended periods of low interest rates, the yield on the Goldman Sachs Government Money Market Fund may become extremely low and possibly negative.

                    /2/ A non-diversified portfolio is a portfolio that may
                        hold a larger position in a smaller number of securities than a diversified portfolio. This means that a single security's increase or decrease in value may have a greater impact on the return and the net asset value of a non-diversified portfolio than a diversified portfolio.


                       Subaccount Investing In                    Investment Objective
                       ---------------------------------------------------------------------------
MFS(R) VARIABLE        MFS(R) Investors Trust Series --  The fund's investment objective is to
INSURANCE TRUST        Service Class Shares              seek capital appreciation.
                       ---------------------------------------------------------------------------
                       MFS(R) Total Return Series --     The fund's investment objective is to
                       Service Class Shares              seek total return.
                       ---------------------------------------------------------------------------
                       MFS(R) Utilities Series --        The fund's investment objective is to
                        Service Class Shares             seek total return.
                       ---------------------------------------------------------------------------
MFS(R) VARIABLE        MFS(R) Massachusetts Investors    The fund's investment objective is to
INSURANCE TRUST II     Growth Stock Portfolio --         seek capital appreciation.
                        Service Class Shares
                       ---------------------------------------------------------------------------
OPPENHEIMER VARIABLE   Oppenheimer Capital               The Fund seeks capital appreciation.
ACCOUNT FUNDS          Appreciation Fund/VA --
                        Service Shares
                       ---------------------------------------------------------------------------
                       Oppenheimer Conservative          The Fund seeks total return.
                       Balanced Fund/VA --
                        Service Shares
                       ---------------------------------------------------------------------------
                       Oppenheimer Discovery Mid Cap     The Fund seeks capital appreciation.
                       Growth Fund/VA --
                        Service Shares
                       ---------------------------------------------------------------------------
                       Oppenheimer Global Fund/VA --     The Fund seeks capital appreciation.
                       Service Shares

                       ---------------------------------------------------------------------------
                       Oppenheimer Main Street           The Fund seeks capital appreciation.
                       Fund/VA -- Service Shares

                       ---------------------------------------------------------------------------
                       Oppenheimer Main Street Small     The Fund seeks capital appreciation.
                       Cap Fund(R)/VA -- Service Shares

                       ---------------------------------------------------------------------------
PIMCO VARIABLE         All Asset Portfolio --            Seeks maximum real return, consistent
INSURANCE TRUST         Advisor Class Shares             with preservation of real capital and
                                                         prudent investment management.
                       ---------------------------------------------------------------------------
                       High Yield Portfolio --           Seeks maximum total return,
                       Administrative Class Shares       consistent with preservation of capital
                                                         and prudent investment management.
                       ---------------------------------------------------------------------------
                       Long-Term U.S. Government         Seeks maximum total return,
                       Portfolio -- Administrative       consistent with preservation of capital
                       Class Shares                      and prudent investment management.
                       ---------------------------------------------------------------------------
                       Low Duration Portfolio --         Seeks maximum total return,
                       Administrative Class Shares       consistent with preservation of capital
                                                         and prudent investment management.
                       ---------------------------------------------------------------------------
                       Total Return Portfolio --         Seeks maximum total return,
                       Administrative Class Shares       consistent with preservation of capital
                                                         and prudent investment management.
                       ---------------------------------------------------------------------------
THE PRUDENTIAL SERIES  Jennison Portfolio --             Seeks long-term growth of capital.
FUND                    Class II Shares

                       ---------------------------------------------------------------------------
                       Jennison 20/20 Focus Portfolio -- Seeks long-term growth of capital.
                       Class II Shares

                       ---------------------------------------------------------------------------
                       Natural Resources Portfolio --    Seeks long-term growth of capital.
                       Class II Shares

                       ---------------------------------------------------------------------------

                                            Adviser (and Sub-Adviser(s),
         Investment Objective                     as applicable)
----------------------------------------------------------------------------
The fund's investment objective is to    Massachusetts Financial Services
seek capital appreciation.               Company
----------------------------------------------------------------------------
The fund's investment objective is to    Massachusetts Financial
seek total return.                       Services Company
----------------------------------------------------------------------------
The fund's investment objective is to    Massachusetts Financial Services
seek total return.                       Company
----------------------------------------------------------------------------
The fund's investment objective is to    Massachusetts Financial Services
seek capital appreciation.               Company

----------------------------------------------------------------------------
The Fund seeks capital appreciation.     OFI Global Asset Management, Inc.
 (subadvised by OppenheimerFunds,
        Inc.)
----------------------------------------------------------------------------
The Fund seeks total return.             OFI Global Asset Management, Inc.
        (subadvised by OppenheimerFunds,
        Inc.)
----------------------------------------------------------------------------
The Fund seeks capital appreciation.     OFI Global Asset Management, Inc.
        (subadvised by OppenheimerFunds,
        Inc.)
----------------------------------------------------------------------------
The Fund seeks capital appreciation.     OFI Global Asset Management, Inc.
        (subadvised by OppenheimerFunds,
                                         Inc.)
----------------------------------------------------------------------------
The Fund seeks capital appreciation.     OFI Global Asset Management, Inc.
        (subadvised by OppenheimerFunds,
                                         Inc.)
----------------------------------------------------------------------------
The Fund seeks capital appreciation.     OFI Global Asset Management, Inc.
        (subadvised by OppenheimerFunds,
                                         Inc.)
----------------------------------------------------------------------------
Seeks maximum real return, consistent    Pacific Investment Management
with preservation of real capital and    Company LLC/Research Affiliates,
prudent investment management.           LLC
----------------------------------------------------------------------------
Seeks maximum total return,              Pacific Investment Management
consistent with preservation of capital  Company LLC
and prudent investment management.
----------------------------------------------------------------------------
Seeks maximum total return,              Pacific Investment Management
consistent with preservation of capital  Company LLC
and prudent investment management.
----------------------------------------------------------------------------
Seeks maximum total return,              Pacific Investment Management
consistent with preservation of capital  Company LLC
and prudent investment management.
----------------------------------------------------------------------------
Seeks maximum total return,              Pacific Investment Management
consistent with preservation of capital  Company LLC
and prudent investment management.
----------------------------------------------------------------------------
Seeks long-term growth of capital.       Prudential Investments LLC
 (subadvised by Jennison Associates
                                         LLC)
----------------------------------------------------------------------------
Seeks long-term growth of capital.       Prudential Investments LLC
        (subadvised by Jennison Associates
                                         LLC)
----------------------------------------------------------------------------
Seeks long-term growth of capital.       Prudential Investments LLC
        (subadvised by Allianz Global
                                         Investors U.S. LLC)
----------------------------------------------------------------------------


                       Subaccount Investing In                   Investment Objective
                       --------------------------------------------------------------------------
RYDEX VARIABLE         NASDAQ-100(R) Fund/1/            Seeks to provide investment results
TRUST                                                   that correspond to a benchmark for
                                                        over-the-counter securities. The
                                                        portfolio's current benchmark is the
                                                        NASDAQ 100 Index(TM).
                       --------------------------------------------------------------------------
STATE STREET VARIABLE  Income V.I.S. Fund --            Seeks maximum income consistent
INSURANCE SERIES        Class 1 Shares                  with prudent investment management
FUNDS, INC.                                             and the preservation of capital.
                       --------------------------------------------------------------------------
                       Premier Growth Equity V.I.S.     Seeks long-term growth of capital and
                       Fund -- Class 1 Shares           future income rather than current
                                                        income.
                       --------------------------------------------------------------------------
                       Real Estate Securities V.I.S.    Seeks maximum total return through
                       Fund -- Class 1 Shares           current income and capital
                                                        appreciation.
                       --------------------------------------------------------------------------
                       S&P 500(R) Index V.I.S. Fund/2/  Seeks growth of capital and accumulation of income that
                                                        corresponds to the investment return of
                                                        the S&P 500(R) Composite Stock Index.
                       --------------------------------------------------------------------------
                       Small-Cap Equity V.I.S. Fund --  Seeks long-term growth of capital.
                        Class 1 Shares






                       --------------------------------------------------------------------------
                       Total Return V.I.S. Fund/3/      Seeks the highest total return,
                                                        composed of current income and
                                                        capital appreciation, as is consistent
                                                        with prudent investment risk.
                       --------------------------------------------------------------------------
                       U.S. Equity V.I.S. Fund --       Seeks long-term growth of capital.
                        Class 1 Shares
                       --------------------------------------------------------------------------
WELLS FARGO            Wells Fargo VT Omega Growth      The fund seeks long-term capital
VARIABLE TRUST         Fund -- Class 2                  appreciation.

                       --------------------------------------------------------------------------

                                           Adviser (and Sub-Adviser(s),
         Investment Objective                    as applicable)
--------------------------------------------------------------------------
Seeks to provide investment results      Security Global Investors, LLC
that correspond to a benchmark for       known as Guggenheim Investments
over-the-counter securities. The
portfolio's current benchmark is the
NASDAQ 100 Index(TM).
--------------------------------------------------------------------------
Seeks maximum income consistent          SSGA Funds Management, Inc.
with prudent investment management
and the preservation of capital.
--------------------------------------------------------------------------
Seeks long-term growth of capital and    SSGA Funds Management, Inc.
future income rather than current
income.
--------------------------------------------------------------------------
Seeks maximum total return through       SSGA Funds Management, Inc.
current income and capital               (subadvised by CenterSquare
appreciation.                            Investment Management, Inc.)
--------------------------------------------------------------------------
Seeks growth of capital and              SSGA Funds Management, Inc.
accumulation of income that
corresponds to the investment return of
the S&P 500(R) Composite Stock Index.
--------------------------------------------------------------------------
Seeks long-term growth of capital.       SSGA Funds Management, Inc.
                                         (subadvised by Palisade Capital
                                         Management, L.L.C, Champlain
                                         Investment Partners, LLC,
                                         GlobeFlex Capital, LP, Kennedy
                                         Capital Management, Inc. and
                                         SouthernSun Asset Management,
                                         Inc.)
--------------------------------------------------------------------------
Seeks the highest total return,          SSGA Funds Management, Inc.
composed of current income and
capital appreciation, as is consistent
with prudent investment risk.
--------------------------------------------------------------------------
Seeks long-term growth of capital.       SSGA Funds Management, Inc.

--------------------------------------------------------------------------
The fund seeks long-term capital         Wells Fargo Funds Management,
appreciation.                            LLC (subadvised by Wells Capital
                                         Management Incorporated)
--------------------------------------------------------------------------

                    /1/ The NASDAQ 100 Index(TM) is an unmanaged index that is a widely recognized indicator of OTC Market performance.

                    /2/ "Standard & Poor's," "S&P," and "S&P 500" are
                        trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by State Street Global Advisors. The S&P 500(R) Index Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation or warranty, express or implied, regarding the advisability of investing in this portfolio or the contract.

                    /3/ For contracts issued on or after May 1, 2006, only
                        Class 3 Shares of the Total Return V.I.S. Fund will be available. If your contract was issued prior to May 1, 2006, Class 1 Shares of the Total Return V.I.S. Fund are available.

The following Portfolios are not available to contracts issued on or after May 1, 2003:

                                                                                          Adviser (and Sub-Adviser(s),
                    Subaccount Investing In                  Investment Objective               as applicable)
                    ---------------------------------------------------------------------------------------------------
DREYFUS             The Dreyfus Socially Responsible  The fund seeks to provide capital   The Dreyfus Corporation
                    Growth Fund, Inc. -- Initial      growth, with current income as a
                    Shares                            secondary goal.
                    ---------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES  Enterprise Portfolio -- Service   Seeks long-term growth of capital.  Janus Capital Management LLC
                    Shares
                    ---------------------------------------------------------------------------------------------------
                    Global Research Portfolio --      Seeks long-term growth of capital.  Janus Capital Management LLC
                    Service Shares
                    ---------------------------------------------------------------------------------------------------

                                                                                           Adviser (and Sub-Adviser(s),
                 Subaccount Investing In                    Investment Objective                  as applicable)
                 --------------------------------------------------------------------------------------------------------
                 Global Technology Portfolio --     Seeks long-term growth of capital.     Janus Capital Management LLC
                 Service Shares
                 --------------------------------------------------------------------------------------------------------
                 Janus Portfolio -- Service Shares  Seeks long-term growth of capital.     Janus Capital Management LLC
                 --------------------------------------------------------------------------------------------------------
PIMCO VARIABLE   Foreign Bond Portfolio (U.S.       Seeks maximum total return consistent  Pacific Investment Management
INSURANCE TRUST  Dollar Hedged) -- Administrative   with the preservation of capital and   Company LLC
                 Class Shares                       prudent investment management.
                 --------------------------------------------------------------------------------------------------------

The following Portfolio is not available for new purchase payments or transfers or for new contracts issued on or after November 15, 2004:

                                                                                 Adviser (and Sub-Adviser(s),
                    Subaccount Investing In         Investment Objective               as applicable)
                    ------------------------------------------------------------------------------------------
JANUS ASPEN SERIES   Overseas Portfolio --   Seeks long-term growth of capital.  Janus Capital Management LLC
                     Service Shares
                    ------------------------------------------------------------------------------------------

The following Portfolios are not available to contracts issued on or after May 1, 2006:


                        Subaccount Investing In                 Investment Objective
                        -----------------------------------------------------------------------
FIDELITY(R) VARIABLE    VIP Asset Manager/SM/          Seeks to obtain high total return with
INSURANCE PRODUCTS      Portfolios -- Service Class 2  reduced risk over the long-term by
FUND                                                   allocating its assets among stocks,
                                                       bonds, and short-term instruments.









                        -----------------------------------------------------------------------
GOLDMAN SACHS VARIABLE  Goldman Sachs Mid Cap Value    Seeks long-term capital appreciation.
INSURANCE TRUST         Fund -- Institutional Shares
                        -----------------------------------------------------------------------
MFS(R) VARIABLE         MFS(R) New Discovery Series -- The fund's investment objective is to
INSURANCE TRUST         Service Class Shares           seek capital appreciation.
                        -----------------------------------------------------------------------

                                           Adviser (and Sub-Adviser(s),
         Investment Objective                     as applicable)
----------------------------------------------------------------------------
Seeks to obtain high total return with  Fidelity Management & Research
reduced risk over the long-term by      Company (FMR) (subadvised by
allocating its assets among stocks,     Fidelity Investments Money
bonds, and short-term instruments.      Management, Inc. (FIMM), FMR
                                        Co., Inc. (FMRC), Fidelity Research
                                        & Analysis Company (FRAC),
                                        Fidelity Management & Research
                                        (U.K.) Inc. (FMR U.K.), Fidelity
                                        International Investment Advisors
                                        (FIIA), Fidelity International
                                        Investment Advisors (U.K.) Limited
                                        (FIIA(U.K.)L), and Fidelity
                                        Investments Japan Limited (FIJ))
----------------------------------------------------------------------------
Seeks long-term capital appreciation.   Goldman Sachs Asset Management,
 L.P.
----------------------------------------------------------------------------
The fund's investment objective is to   Massachusetts Financial Services
seek capital appreciation.              Company
----------------------------------------------------------------------------

The following Portfolios are not available to contracts issued on or after May 1, 2007:

                                                                                               Adviser (and Sub-Adviser(s),
                         Subaccount Investing In               Investment Objective                  as applicable)
                         -------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE   Invesco V.I. American Franchise  To seek capital growth.          Invesco Advisers, Inc.
FUNDS (INVESCO VARIABLE  Fund -- Series II shares
INSURANCE FUNDS)
                         -------------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS      ClearBridge Variable Dividend    The fund seeks dividend income,  Legg Mason Partners Fund Advisor,
VARIABLE EQUITY TRUST    Strategy Portfolio -- Class II   growth of dividend income and    LLC (subadvised by ClearBridge
                                                          long-term capital appreciation.  Investments, LLC; Western Asset
                                                                                           Management Company manages the
                                                                                           portion of the fund's cash and short
                                                                                           term investments allocated to it)
                         -------------------------------------------------------------------------------------------------------

Not all of these Portfolios may be available in all states or all markets. Prospectuses for the Portfolios listed above may be obtained free of charge from our Home Office by calling:

                                 800.352.9910

                                or by writing:

                  Genworth Life and Annuity Insurance Company
                            6610 West Broad Street
                           Richmond, Virginia 23230

Please include your name, the Annuitant's name, your contract number and your current mailing address on any written correspondence so we can ensure that the correct prospectuses are mailed to you.

II. Notice of Update to Asset Allocation Models Effective After the Close of Business on April 21, 2017

The Asset Allocation Models available in your contract will be updated effective after the close of business on April 21, 2017.

The current Asset Allocation Models and the updated Asset Allocation Models are provided in the tables below.

             MODEL PERCENTAGE ALLOCATIONS AND PORTFOLIO SELECTIONS

                        Current through April 21, 2017

                                                               Portfolios                                   Model A Model B
----------------------------------------------------------------------------------------------------------------------------
Equities
----------------------------------------------------------------------------------------------------------------------------
Large Cap Growth              Fidelity VIP Contrafund(R) Portfolio -- Service Class 2                          1%      2%
----------------------------------------------------------------------------------------------------------------------------
Large Cap Value               Janus Aspen Forty Portfolio -- Service Shares                                    1%      2%
                              ----------------------------------------------------------------------------------------------
                              BlackRock Basic Value V.I. Fund -- Class III Shares                              2%      3%
----------------------------------------------------------------------------------------------------------------------------
Large Cap Core                Invesco V.I. Comstock Fund -- Series II shares                                   2%      4%
                              ----------------------------------------------------------------------------------------------
                              Invesco V.I. Core Equity Fund -- Series I shares                                 3%      6%
----------------------------------------------------------------------------------------------------------------------------
Mid Cap Core                  Oppenheimer Main Street Fund/VA -- Service Shares                                3%      7%
                              ----------------------------------------------------------------------------------------------
                              Fidelity VIP Mid Cap Portfolio -- Service Class 2                                2%      4%
----------------------------------------------------------------------------------------------------------------------------
Small Cap Core                Oppenheimer Main Street Small Cap Fund(R) /VA -- Service Shares                  1%      2%
----------------------------------------------------------------------------------------------------------------------------
Global Equity                 Oppenheimer Global Fund/VA -- Service Shares                                     1%      2%
----------------------------------------------------------------------------------------------------------------------------
Foreign Large Cap Growth      Invesco V.I. International Growth Fund -- Series II shares                       0%      2%
----------------------------------------------------------------------------------------------------------------------------
Foreign Large Cap Value       AB International Value Portfolio -- Class B                                      2%      4%
----------------------------------------------------------------------------------------------------------------------------
Natural Resources             Prudential Series Natural Resources Portfolio -- Class II Shares                 1%      1%
----------------------------------------------------------------------------------------------------------------------------
Real Estate (U.S. REITs)      State Street Real Estate Securities V.I.S. Fund -- Class 1 Shares                1%      1%
----------------------------------------------------------------------------------------------------------------------------

    Total % Equities                                                                                          20%     40%
----------------------------------------------------------------------------------------------------------------------------

Fixed Income
----------------------------------------------------------------------------------------------------------------------------
Long Duration                 PIMCO VIT Long-Term U.S. Government Portfolio -- Administrative Class Shares     4%      3%
----------------------------------------------------------------------------------------------------------------------------
Medium Duration               Fidelity VIP Investment Grade Bond Portfolio -- Service Class 2                 28%     21%
----------------------------------------------------------------------------------------------------------------------------
Short Duration                PIMCO VIT Total Return Portfolio -- Administrative Class Shares                 28%     21%
                              ----------------------------------------------------------------------------------------------
                              PIMCO VIT Low Duration Portfolio -- Administrative Class Shares                  4%      3%
----------------------------------------------------------------------------------------------------------------------------
Treasury Inflation-Protected
Securities                    American Century VP Inflation Protection Fund -- Class II                        8%      6%
----------------------------------------------------------------------------------------------------------------------------
Domestic High Yield           PIMCO VIT High Yield Portfolio -- Administrative Class Shares                    5%      4%
----------------------------------------------------------------------------------------------------------------------------
Bank Loans                    Eaton Vance VT Floating-Rate Income Fund                                         3%      2%
----------------------------------------------------------------------------------------------------------------------------

    Total % Fixed Income                                                                                      80%     60%
----------------------------------------------------------------------------------------------------------------------------

                                 Portfolios                                   Model C Model D Model E
-----------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund(R) Portfolio -- Service Class 2                          3%      4%      5%
-----------------------------------------------------------------------------------------------------
Janus Aspen Forty Portfolio -- Service Shares                                    3%      3%      4%
-----------------------------------------------------------------------------------------------------
BlackRock Basic Value V.I. Fund -- Class III Shares                              5%      7%      8%
-----------------------------------------------------------------------------------------------------
Invesco V.I. Comstock Fund -- Series II shares                                   6%      8%     10%
-----------------------------------------------------------------------------------------------------
Invesco V.I. Core Equity Fund -- Series I shares                                 9%     12%     16%
-----------------------------------------------------------------------------------------------------
Oppenheimer Main Street Fund/VA -- Service Shares                               10%     13%     17%
-----------------------------------------------------------------------------------------------------
Fidelity VIP Mid Cap Portfolio -- Service Class 2                                5%      7%      9%
-----------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund(R) /VA -- Service Shares                  3%      5%      5%
-----------------------------------------------------------------------------------------------------
Oppenheimer Global Fund/VA -- Service Shares                                     3%      4%      5%
-----------------------------------------------------------------------------------------------------
Invesco V.I. International Growth Fund -- Series II shares                       2%      4%      4%
-----------------------------------------------------------------------------------------------------
AB International Value Portfolio -- Class B                                      7%      9%     11%
-----------------------------------------------------------------------------------------------------
Prudential Series Natural Resources Portfolio -- Class II Shares                 2%      2%      3%
-----------------------------------------------------------------------------------------------------
State Street Real Estate Securities V.I.S. Fund -- Class 1 Shares                2%      2%      3%
-----------------------------------------------------------------------------------------------------

                                                                                60%     80%    100%
-----------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------
PIMCO VIT Long-Term U.S. Government Portfolio -- Administrative Class Shares     2%      1%      0%
-----------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio -- Service Class 2                 14%      7%      0%
-----------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio -- Administrative Class Shares                 14%      7%      0%
-----------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio -- Administrative Class Shares                  2%      1%      0%
-----------------------------------------------------------------------------------------------------

American Century VP Inflation Protection Fund -- Class II                        4%      2%      0%
-----------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio -- Administrative Class Shares                    2%      1%      0%
-----------------------------------------------------------------------------------------------------
Eaton Vance VT Floating-Rate Income Fund                                         2%      1%      0%
-----------------------------------------------------------------------------------------------------

                                                                                40%     20%      0%
-----------------------------------------------------------------------------------------------------

             MODEL PERCENTAGE ALLOCATIONS AND PORTFOLIO SELECTIONS

            Effective after the close of business on April 21, 2017

                                                               Portfolios                                   Model A Model B
----------------------------------------------------------------------------------------------------------------------------
Equities
----------------------------------------------------------------------------------------------------------------------------
Large Cap Growth              Fidelity VIP Contrafund(R)/ /Portfolio -- Service Class 2                        2%      4%
                              ----------------------------------------------------------------------------------------------
                              Variable Portfolio Loomis Sayles Growth Fund -- Class 1                          1%      3%
----------------------------------------------------------------------------------------------------------------------------
Large Cap Value               BlackRock Basic Value V.I. Fund -- Class III Shares                              1%      2%
                              ----------------------------------------------------------------------------------------------
                              Fidelity VIP Equity-Income Portfolio -- Service Class 2                          1%      2%
----------------------------------------------------------------------------------------------------------------------------
Large Cap Core                Invesco V.I. Core Equity Fund -- Series I shares                                 3%      6%
                              ----------------------------------------------------------------------------------------------
                              Oppenheimer Main Street Fund/VA -- Service Shares                                3%      7%
----------------------------------------------------------------------------------------------------------------------------
Mid Cap Core                  Fidelity VIP Mid Cap Portfolio -- Service Class 2                                2%      4%
----------------------------------------------------------------------------------------------------------------------------
Small Cap Core                Oppenheimer Main Street Small Cap Fund(R) /VA -- Service Shares                  1%      2%
----------------------------------------------------------------------------------------------------------------------------
Global Equity                 Oppenheimer Global Fund/VA -- Service Shares                                     1%      2%
----------------------------------------------------------------------------------------------------------------------------
Foreign Large Cap Growth      Invesco V.I. International Growth Fund -- Series II shares                       2%      3%
----------------------------------------------------------------------------------------------------------------------------
Foreign Large Cap Value       AB International Value Portfolio -- Class B                                      1%      2%
----------------------------------------------------------------------------------------------------------------------------
Natural Resources             Prudential Series Natural Resources Portfolio -- Class II Shares                 1%      2%
----------------------------------------------------------------------------------------------------------------------------
Real Estate (U.S. REITs)      State Street Real Estate Securities V.I.S. Fund -- Class 1 Shares                1%      1%
----------------------------------------------------------------------------------------------------------------------------

    Total % Equities                                                                                          20%     40%
----------------------------------------------------------------------------------------------------------------------------

Fixed Income
----------------------------------------------------------------------------------------------------------------------------
Long Duration                 PIMCO VIT Long-Term U.S. Government Portfolio -- Administrative Class Shares     4%      3%
----------------------------------------------------------------------------------------------------------------------------
Medium Duration               Fidelity VIP Investment Grade Bond Portfolio -- Service Class 2                 27%     20%
                              ----------------------------------------------------------------------------------------------
                              PIMCO VIT Total Return Portfolio -- Administrative Class Shares                 27%     20%
----------------------------------------------------------------------------------------------------------------------------
Short Duration                PIMCO VIT Low Duration Portfolio -- Administrative Class Shares                  4%      3%
----------------------------------------------------------------------------------------------------------------------------
Treasury Inflation-Protected
Securities                    American Century VP Inflation Protection Fund -- Class II                        8%      6%
----------------------------------------------------------------------------------------------------------------------------
Domestic High Yield           PIMCO VIT High Yield Portfolio -- Administrative Class Shares                    5%      4%
----------------------------------------------------------------------------------------------------------------------------
Bank Loans                    Eaton Vance VT Floating-Rate Income Fund                                         5%      4%
----------------------------------------------------------------------------------------------------------------------------

    Total % Fixed Income                                                                                      80%     60%
----------------------------------------------------------------------------------------------------------------------------

                                 Portfolios                                   Model C Model D Model E
-----------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund(R)/ /Portfolio -- Service Class 2                        5%      7%      9%
-----------------------------------------------------------------------------------------------------
Variable Portfolio Loomis Sayles Growth Fund -- Class 1                          5%      7%      8%
-----------------------------------------------------------------------------------------------------
BlackRock Basic Value V.I. Fund -- Class III Shares                              3%      4%      5%
-----------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio -- Service Class 2                          3%      4%      5%
-----------------------------------------------------------------------------------------------------
Invesco V.I. Core Equity Fund -- Series I shares                                10%     13%     16%
-----------------------------------------------------------------------------------------------------
Oppenheimer Main Street Fund/VA -- Service Shares                               10%     14%     17%
-----------------------------------------------------------------------------------------------------
Fidelity VIP Mid Cap Portfolio -- Service Class 2                                5%      7%      9%
-----------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund(R) /VA -- Service Shares                  3%      4%      5%
-----------------------------------------------------------------------------------------------------
Oppenheimer Global Fund/VA -- Service Shares                                     4%      5%      6%
-----------------------------------------------------------------------------------------------------
Invesco V.I. International Growth Fund -- Series II shares                       4%      5%      7%
-----------------------------------------------------------------------------------------------------
AB International Value Portfolio -- Class B                                      3%      4%      5%
-----------------------------------------------------------------------------------------------------
Prudential Series Natural Resources Portfolio -- Class II Shares                 3%      4%      5%
-----------------------------------------------------------------------------------------------------
State Street Real Estate Securities V.I.S. Fund -- Class 1 Shares                2%      2%      3%
-----------------------------------------------------------------------------------------------------

                                                                                60%     80%    100%
-----------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------
PIMCO VIT Long-Term U.S. Government Portfolio -- Administrative Class Shares     2%      2%      0%
-----------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio -- Service Class 2                 14%      5%      0%
-----------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio -- Administrative Class Shares                 14%      5%      0%
-----------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio -- Administrative Class Shares                  2%      2%      0%
-----------------------------------------------------------------------------------------------------

American Century VP Inflation Protection Fund -- Class II                        4%      2%      0%
-----------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio -- Administrative Class Shares                    2%      2%      0%
-----------------------------------------------------------------------------------------------------
Eaton Vance VT Floating-Rate Income Fund                                         2%      2%      0%
-----------------------------------------------------------------------------------------------------

                                                                                40%     20%      0%
-----------------------------------------------------------------------------------------------------

If you wish to accept the changes to your selected Model, you will not need to take any action, as your Contract Value (and subsequent purchase payments, if applicable) will be reallocated in accordance with the updated Model.

If you choose to reject a change in an Asset Allocation Model, you create your own portfolio (a "self-directed portfolio"), you have terminated your advisory relationship with AssetMark, Inc. ("AssetMark"), your investment adviser for purposes of the Asset Allocation Program, and AssetMark provides no investment advice related to the creation of a self-directed portfolio. Further, once you have rejected a change in a Model, you are considered to have elected to reject all future changes in the Model. Therefore, if you reject a Model change and thereby create a self-directed portfolio, you will not receive a periodic review of or changes to your portfolio, as would be provided by AssetMark with respect to the Asset Allocation Models. You will, however, continue to receive a quarterly statement with information about your Contract Value, as well as written materials from AssetMark about any changes proposed to be made to the Models, and you can notify us in writing to allocate your Contract Value in accordance with such changes.